Income and mining taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Income taxes	$ 87,490	$ 10,940
Mining taxes	21,974	10,673
Adjustments in respect of prior years	(4,383)	(704)
Current tax expense (income)	105,081	20,909
Deferred:
Income tax (recoveries) expense - origination, revaluation and/or reversal of temporary differences	(25,854)	218
Mining tax (recoveries) expense - origination, revaluation and/or reversal of temporary difference	(2,431)	5,464
Adjustments in respect of prior years	5,491	(1,158)
Deferred tax expense (income)	(22,794)	4,524
Tax expense	$ 82,287	$ 25,433